Long-term Debt (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Debt [Abstract]
Long-term Debt
Debt consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
PNC Facility	$81,250	$65,000
Total	81,250	65,000
Unamortized debt issuance costs	(949)	(1,306)
Total debt	$80,301	$63,694